Financial Instruments - Summary of Carrying Amounts and Fair Value of Financial Assets and Financial Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Discount rate adjusted for risk	13.00%